Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2023
Prospectus Date	rr_ProspectusDate	Jul. 31, 2023
AXS 2X Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AXS 2X Innovation ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The AXS 2X Innovation ETF seeks daily investment results, before fees and expenses, of 200% of the daily performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund that seeks to achieve on a daily basis, before fees and expenses, 200% performance of the ARK Innovation ETF for a single day, not for any other period, by entering into one or more swaps on the ARK Innovation ETF. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ARK Innovation ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the ARK Innovation ETF. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of the ARK Innovation ETF, and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The ARK Innovation ETF is an actively managed exchange traded fund that seeks long-term growth of capital by investing under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the ARK Innovation ETF’s investment theme of disruptive innovation. It is typically comprised of 35-55 companies.

This document relates only to the securities offered hereby and does not relate to the underlying stock or other securities of the ARK Innovation ETF. The Fund has derived all disclosures contained in this document regarding the ARK Innovation ETF from the publicly available documents. In connection with the offering of the securities, neither the Fund, the Trust nor the Advisor has participated in the preparation of such documents or made any due diligence inquiry with respect to the ARK Innovation ETF. Neither the Fund, the Trust nor the Advisor makes any representation that such publicly available documents or any other publicly available information regarding the ARK Innovation ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the ARK Innovation ETF (and therefore the price of the ARK Innovation ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the ARK Innovation ETF could affect the value received with respect to the securities and therefore the value of the securities.

Neither the Fund nor any of its affiliates makes any representation to you as to the performance of the ARK Innovation ETF.

THE AXS 2X INNOVATION ETF, INVESTMENT MANAGERS SERIES TRUST II, AND AXS INVESTMENTS LLC ARE NOT AFFILIATED WITH THE ARK ETF TRUST, THE ARK INNOVATION ETF, OR ARK INVESTMENT MANAGEMENT LLC.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

●

Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in over-the-counter (“OTC”) markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if the ARK Innovation ETF has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swaps between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swaps or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the ARK Innovation ETF reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the ARK Innovation ETF. Because the Fund includes a multiplier of two times (2x) the ARK Innovation ETF, a single day movement in the ARK Innovation ETF approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if the ARK Innovation ETF subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the ARK Innovation ETF, even if the ARK Innovation ETF maintains a level greater than zero at all times.

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 200% of the daily return the ARK Innovation ETF for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as the ARK Innovation ETF volatility and holding periods increase. Fund performance for a period longer than a single day can be estimated given any set of assumptions for the following factors: (a) the ARK Innovation ETF volatility; (b) the ARK Innovation ETF performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — the ARK Innovation ETF volatility and the ARK Innovation ETF performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of the ARK Innovation ETF volatility and the ARK Innovation ETF performance over a one-year period. Actual volatility, the ARK Innovation ETF and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be different than shown.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the ARK Innovation ETF and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the ARK Innovation

ETF. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year ARK Innovation ETF	200% One Year ARK Innovation ETF	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The foregoing table is intended to isolate the effect of the ARK Innovation ETF volatility and the ARK Innovation ETF performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a 40% return on a yearly basis if the ARK Innovation ETF return were 20%, absent the effects of compounding. As the table shows, with the ARK Innovation ETF volatility of 50%, the Fund could be expected to return 12.1% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

The ARK Innovation ETF’s annualized historical volatility rate for the five-year period ended December 31, 2022, was 39.13% The ARK Innovation ETF’s highest volatility rate for any one calendar year for the period from March 29, 2019 through December 31, 2022 was 42.57% and volatility for a shorter period of time may have been substantially higher. The ARK Innovation ETF’s annualized performance for the period from January 1, 2021 to December 31, 2022 was -2.20%. Historical ARK Innovation ETF volatility and performance are not indications of what the ARK Innovation ETF volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the ARK Innovation ETF, such as swaps, may differ from the volatility of the ARK Innovation ETF.

Total Loss Risk. Because the Fund utilizes leverage in seeking to achieve its investment objective, it will lose more money in market environments adverse to its daily investment objective than funds that do not employ leverage. The use of leveraged positions increases risk and could result in the total loss of an investor’s investment within a single day. The Fund’s investments in leveraged positions generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that far exceed the amount invested in those instruments.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the ARK Innovation ETF, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of the ARK Innovation ETF on such day.

In order to achieve a high degree of correlation with the ARK Innovation ETF, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the ARK Innovation ETF may prevent the Fund from achieving a high degree of correlation with the ARK Innovation ETF and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the ARK Innovation ETF’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the ARK Innovation ETF is volatile, particularly when the ARK Innovation ETF is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the ARK Innovation ETF, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the ARK Innovation ETF. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to the ARK Innovation ETF and may be impacted by reconstitutions of the ARK Innovation ETF and the ARK Innovation ETF rebalancing events. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the ARK Innovation ETF. Any of these factors could decrease correlation between the performance of the Fund and the ARK Innovation ETF and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the ARK Innovation ETF that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with which the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Financial Technology Risk. The ARK Innovation ETF may invest in financial technology companies. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Financial technology companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A financial technology company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, financial technology companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Disruptive Innovation Risk. The ARK Innovation ETF may invest in disruptive innovation companies. Companies that the advisor of the ARK Innovation ETF believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The ARK Innovation ETF may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Communications Sector Risk. The ARK Innovation ETF may invest in companies in the communication sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Health Care Sector Risk. The ARK Innovation ETF may invest in companies in the health care sector. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers.

Biotechnology Company Risk. The ARK Innovation ETF may invest in biotechnology companies. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

Pharmaceutical Company Risk. The ARK Innovation ETF may invest in pharmaceutical companies. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk. The ARK Innovation ETF may invest in companies in the information technology sector. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Internet Company Risk. The ARK Innovation ETF may invest in Internet companies. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

Semiconductor Company Risk. The ARK Innovation ETF may invest in semiconductor companies. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Software Industry Risk. The ARK Innovation ETF may invest in software companies. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Bitcoin Risk. The ARK Innovation ETF may have exposure to bitcoin indirectly through investment in the Grayscale Bitcoin Trust (“GBTC”), a privately offered, investment vehicle, the shares of which are also available over-the-counter, that invests in bitcoin. The ARK Innovation ETF will not have exposure to bitcoin other than through GBTC and will not have exposure to other cryptocurrencies. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. There are thousands of cryptocurrencies, the most well-known of which is bitcoin. The market price of bitcoin has been subject to extreme fluctuations. The price of bitcoin could fall sharply (potentially to zero) for various reasons, including, but not limited to, regulatory changes, issues impacting the bitcoin network, events involving entities that facilitate transactions in bitcoin, or changes in user preferences in favor of alternative cryptocurrencies. Furthermore, events that impact one cryptocurrency may lead to a decline in the value of other cryptocurrencies, including bitcoin.

The ARK Innovation ETF’s investments in GBTC exposes the Fund to all of the risks related to bitcoin described above and also expose the Fund to risks related to GBTC directly. Shares of GBTC may trade at a significant premium or discount to NAV. To the extent GBTC trades at a discount to NAV, the value of the ARK Innovation ETF’s investment in GBTC would typically decrease. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies, including bitcoin, are susceptible to theft, loss and destruction. If GBTC experiences theft, loss, or destruction of its bitcoin holdings, the ARK Innovation ETF’s investments in GBTC could be harmed. Furthermore, because there is no guarantee that an active trading market for GBTC will exist at any time, the ARK Innovation ETF’s investments in GBTC may also be subject to liquidity risk, which can impair the value of the ARK Innovation ETF’s investments in GBTC. Investors in the Fund may experience losses if the value of the ARK Innovation ETF’s investments in GBTC decline. The Fund will only have indirect exposure to GBTC through its exposure to the ARK Innovation ETF.

Equity Securities Risk. The value of the equity securities the ARK Innovation ETF holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the ARK Innovation ETF holds participate or factors relating to specific companies in which the ARK Innovation ETF invests. These can include stock movements, purchases or sales of securities by the ARK Innovation ETF, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the ARK Innovation ETF’s equity investments.

Special Purpose Acquisition Companies (SPACs). The ARK Innovation ETF may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Internet Information Provider Company Risk. The ARK Innovation ETF may invest in Internet information provider companies. Companies. Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

Catalog and Mail Order House Company Risk. The ARK Innovation ETF may invest in Catalog and mail order house companies. Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Foreign Securities Risk. The ARK Innovation ETF’s investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers (including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market. The ARK Innovation ETF normally will not hedge any foreign currency exposure.

Emerging Market Securities Risk. The ARK Innovation ETF’s investment in securities of emerging market issuers may present risks that are greater than or different from those associated with foreign securities due to less developed and liquid markets and such factors as increased economic, political, regulatory, or other uncertainties. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the ARK Innovation ETF is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Micro-Capitalization Company Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Intraday Price Performance Risk. The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s Shares relative to the ARK Innovation ETF until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of the ARK Innovation ETF.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Costs of Buying or Selling Shares: Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the

“spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of Net Asset Value Risk: As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Fund’s NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Fund’s NAV.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only Authorized Participants may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

Trading Issues Risk: Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Limited Operating History. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. The Fund seeks to achieve its investment objective by entering into one or more swaps. The Fund may invest a relatively high percentage of its assets in a limited number of issuers and/or in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers and/or counterparties.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

Credit Risk. Debt securities are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the Funds’ NAV could also decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. The Fund seeks to achieve its investment objective by entering into one or more swaps. The Fund may invest a relatively high percentage of its assets in a limited numberof issuers and/or in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting one or more of these issuers and/or counterparties.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
AXS 2X Innovation ETF | AXS 2X Innovation ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TARK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,689
AXS TSLA Bear Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AXS TSLA Bear Daily ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The AXS TSLA Bear Daily ETF seeks daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of Tesla, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to the daily performance of TSLA. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a daily basis, before fees and expenses, -100% performance of TSLA for a single day, not for any other period, by entering into one or more swaps on TSLA. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on TSLA. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing TSLA. The Advisor expects to rebalance the Fund’s holdings daily in an attempt to maintain short exposure for the Fund equal to -100% of TSLA. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to TSLA (i.e., hold 25% or more of its total assets in investments that provide inverse exposure to the industry assigned to TSLA). As of the date of this prospectus, TSLA is assigned to the automotive industry.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

Tesla, Inc. designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents described above. In connection with the offering of the Fund’s securities, neither the Fund, the Trust nor the Advisor or any of its respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to Tesla, Inc. Neither the Fund, the Trust nor the Advisor or any of its respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund.

Neither the Trust, the Fund nor any of its respective affiliates makes any representation to you as to the performance of TSLA.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

●

Swaps Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in over-the-counter (“OTC”) markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act”) in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if TSLA has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if TSLA reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily inverse performance for the Fund.

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from -100% of the daily return of TSLA for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily. This effect becomes more pronounced as TSLA volatility and holding periods increase. Fund performance for a period longer than a single day can be estimated given any set of assumptions for the following factors: (a) TSLA volatility; (b) TSLA performance; (c) period of time; (d) financing rates associated with inverse exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — TSLA volatility and TSLA performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of TSLA volatility and TSLA performance over a one-year period. Actual volatility, TSLA and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain inverse exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -100% of the performance of TSLA and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -100% of the performance of TSLA. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year TSLA	-100% One Year TSLA	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	60%	148.55%	134.42%	95.28%	43.98%	-5.83%
-50%	50%	99.13%	87.77%	56.26%	15.23%	-24.77%
-40%	40%	66.08%	56.57%	30.21%	-4.08%	-37.57%
-30%	45%	42.43%	34.25%	11.56%	-17.98%	-46.76%
-20%	20%	24.67%	17.47%	-2.47%	-28.38%	-53.72%
-10%	10%	10.83%	4.44%	-13.28%	-36.52%	-58.79%
0%	0%	-0.25%	-6.04%	-22.08%	-42.90%	-63.23%
10%	-10%	-9.32%	-14.64%	-29.23%	-48.27%	-66.67%
20%	-20%	-16.89%	-21.75%	-35.24%	-52.72%	-69.67%
30%	-30%	-23.29%	-27.84%	-56.41%	-71.94%	-71.94%
40%	-40%	-28.78%	-33.01%	-44.63%	-59.81%	-74.23%
50%	-50%	-33.55%	-37.52%	-48.57%	-62.60%	-76.19%
60%	-60%	-37.72%	-41.51%	-51.96%	-65.19%	-78.12%

The foregoing table is intended to isolate the effect of TSLA volatility and TSLA performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -20% return on a yearly basis if TSLA return were 20%, absent the effects of compounding. As the table shows, with TSLA volatility of 50%, the Fund could be expected to return –35.24% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

TSLA’s annualized historical volatility rate for the five- year period ended December 31, 2022 was 74.76%. TSLA’s highest volatility rate for any one calendar year during the five-year period was 105.05%. TSLA’s annualized total return performance for the five-year period ended December 31, 2022 was 42.78%. Historical TSLA volatility and performance are not indications of what TSLA volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of TSLA may differ from the volatility of TSLA.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with TSLA, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -100% of the percentage change of TSLA on such day.

In order to achieve a high degree of correlation with TSLA, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to TSLA may prevent the Fund from achieving a high degree of correlation with TSLA and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by TSLA’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -100% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when TSLA is volatile, particularly when TSLA is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with TSLA, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with TSLA. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to TSLA. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of TSLA. Any of these factors could decrease correlation between the performance of the Fund and TSLA and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to TSLA that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk. Shares of Tesla, Inc. and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although Tesla, Inc.’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in Tesla, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counter parties that are necessary to implement the Fund’s investment strategy. Trading halts of Tesla, Inc.’s and/or the Fund’s shares can occur for “regulatory” or

“non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of Tesla, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting Tesla, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in Tesla, Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when TSLA rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of TSLA may result in the total loss or almost total loss of an investor’s investment, even if TSLA subsequently moves lower. Like leveraged funds, inverse funds may be considered to be aggressive. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Indirect Investment Risk. Tesla, Inc. is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of Tesla, Inc. in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of Tesla, Inc.

Intraday Price Performance Risk. The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s Shares relative to TSLA until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of TSLA.

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Costs of Buying or Selling Shares: Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of Net Asset Value Risk: As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Fund’s NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Fund’s NAV.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only Authorized Participants may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

Trading Issues Risk: Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Concentration Risk. The Fund will be concentrated in the industry assigned to Tesla, Inc. (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry assigned to Tesla, Inc.). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The value of the Fund’s investments in swaps – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Credit Risk. Debt securities are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the Fund’s NAV could also decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Limited Operating History. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
AXS TSLA Bear Daily ETF | AXS TSLA Bear Daily ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSLQ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.21%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,461
AXS 1.25X NVDA Bear Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AXS 1.25X NVDA Bear Daily ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a quarter times inverse leveraged exposure to the daily performance of NVDA. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a daily basis, before fees and expenses, -125% performance of NVDA for a single day, not for any other period, by entering into one or more swaps on NVDA. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on NVDA. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing NVDA. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -125% of NVDA, and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NVDA (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to the industry assigned to NVDA). As of the date of this prospectus, NVDA is assigned to the semiconductor industry.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

NVIDIA Corporation pioneers accelerated computing to help solve the most challenging computational problems. NVIDIA Corporation expanded its focus from personal computer graphics to include several other large and important computationally intensive field, such as artificial intelligence, data science, autonomous vehicles, robotics and augmented and virtual reality. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding NVIDIA Corporation from the publicly available documents described above. In connection with the offering of the Fund’s securities, neither the Fund, the Trust nor the Advisor or any of its respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to NVIDIA Corporation. Neither the Fund, the Trust nor the Advisor or any of its respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NVIDIA Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NVIDIA Corporation could affect the value of the Fund’s investments with respect to NDA and therefore the value of the Fund.

Neither the Trust, the Fund nor any of its respective affiliates makes any representation to you as to the performance of NVDA.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

●

Swap Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if NVDA has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if NVDA reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and NVDA. Because the Fund includes a multiplier of negative one and a quarter times (-125%) NVDA, a single day movement in NVDA approaching 80% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if NVDA subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in NVDA, even if NVDA maintains a level greater than zero at all times.

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from -125% of the daily return of NVDA for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as NVDA volatility and holding periods increase. Fund performance for a period longer than a single day can be estimated given any set of assumptions for the following factors: (a) NVDA volatility; (b) NVDA performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — NVDA volatility and NVDA performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of NVDA volatility and NVDA performance over a one-year period. Actual volatility, NVDA and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -125% of the performance of NVDA and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -125% of the performance of NVDA. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year NVDA	-125% One Year NVDA	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	75%	210%	187.9%	121.2%	42.5%	-23.0%
-50%	62.5%	134.5%	117.8%	67.3%	7.8%	-41.7%
-40%	50%	86.7%	73.4%	33.2%	-14.1%	-53.6%
-30%	37.5%	54.0%	43.0%	9.9%	-29.2%	-61.7%
-20%	25%	30.3%	21.1%	-7.0%	-40.1%	-67.6%
-10%	12.5%	12.5%	4.5%	-19.7%	-48.3%	-72.0%
0%	0%	-1.4%	-8.4%	-29.6%	-54.7%	-75.5%
10%	-12.5%	-12.5%	-18.7%	-37.5%	-59.8%	-78.2%
20%	-25%	-21.5%	-27.1%	-44.0%	-63.9%	-80.5%
30%	-37.5%	-29.0%	-34.0%	-49.3%	-67.3%	-82.3%
40%	-50%	-35.3%	-39.9%	-53.8%	70.2%	-83.9%
50%	-62.5%	-40.6%	-44.8%	-57.6%	-72.7%	-85.2%
60%	-75%	-45.2%	-49.1%	-60.9%	-74.8%	-86.4%

The foregoing table is intended to isolate the effect of NVDA volatility and NVDA performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -25% return on a yearly basis if NVDA return were 20%, absent the effects of compounding. As the table shows, with NVDA volatility of 50%, the Fund could be expected to return -44% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

NVDA’s annualized historical volatility rate for the five- year period ended December 31, 2022 was 49.55%. NVDA’s highest volatility rate for any one calendar year during the five-year period was 62.83%. NVDA’s annualized total return performance for the five-year period ended December 31, 2022 was 25.00%. Historical NVDA volatility and performance are not indications of what NVDA volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of NVDA may differ from the volatility of NVDA.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with NVDA, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -125% of the percentage change of NVDA on such day.

In order to achieve a high degree of correlation with NVDA, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to NVDA may prevent the Fund from achieving a high degree of correlation with NVDA and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by NVDA’s movements, including intraday movements.

Because of this, it is unlikely that the Fund will have perfect -125% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when NVDA is volatile, particularly when NVDA is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with NVDA, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with NVDA. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to NVDA. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of NVDA. Any of these factors could decrease correlation between the performance of the Fund and NVDA and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to NVDA that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk. Shares of NVIDIA Corporation and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although NVIDIA Corporation’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in NVIDIA Corporation’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of NVIDIA Corporation’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of NVIDIA Corporation’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting NVIDIA Corporation’s shares will result in a trading halt of the Fund’s shares. To the extent trading in NVIDIA Corporation’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Short Sale Exposure Risk. The Fund will seek inverse or “short” exposure through financial instruments, which would cause the Fund to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may lower the Fund’s return, result in a loss, have the effect of limiting the Fund’s ability to obtain inverse exposure through financial instruments, or require the Fund to seek inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. Obtaining inverse exposure through these instruments may be considered an aggressive investment technique. Any income, dividends or payments by any assets underlying the Fund’s short positions, if any, would negatively impact the Fund.

Inverse Correlation Risk. Short (inverse) positions are designed to profit from a decline in the price of a particular reference asset. Investors will lose money when NVDA rises, which is the opposite result from that of traditional funds. A single day or intraday increase in the performance of NVDA may result in the total loss or almost total loss of an investor’s investment, even if NVDA subsequently moves lower. Like leveraged funds, inverse funds may be considered to be aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Indirect Investment Risk. NVIDIA Corporation is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of NVIDIA Corporation in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of NVIDIA Corporation.

Intraday Price Performance Risk. The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s Shares relative to NVDA until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of NVDA.

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Costs of Buying or Selling Shares: Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of Net Asset Value Risk: As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Fund’s NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Fund’s NAV.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only Authorized Participants may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

Trading Issues Risk: Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Concentration Risk. The Fund will be concentrated in the industry assigned to NVIDIA Corporation (i.e., hold more than 25% of its total assets in investments that provide inverse leveraged exposure to the industry assigned to NVIDIA Corporation). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Credit Risk. Debt securities are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result, the Fund’s NAV could also decrease. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Limited Operating History. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
AXS 1.25X NVDA Bear Daily ETF | AXS 1.25X NVDA Bear Daily ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NVDS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.86%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[5],[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,072
AXS 1.5X PYPL Bull Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AXS 1.5X PYPL Bull Daily ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The AXS 1.5X PYPL Bull Daily ETF seeks daily investment results, before fees and expenses, that correspond to one and a half times (150%) the daily performance of the common shares of PayPal Holdings, Inc. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a half times leveraged exposure to the daily performance of PYPL. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a daily basis, before fees and expenses, 150% performance of PYPL for a single day, not for any other period, by entering into one or more swaps on PYPL. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on PYPL. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing PYPL. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 150% of PYPL, and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to PYPL (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry assigned to PYPL). As of the date of this prospectus, PYPL is assigned to the payments industry.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

PayPal Holdings, Inc. is a leading technology platforms and digital payments company that enables digital and mobile payments on behalf of merchants and consumers worldwide. PYPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by PayPal Holdings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding PayPal Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund has derived all disclosures contained in this document regarding PayPal Holdings, Inc. from the publicly available documents described above. In connection with the offering of the Fund’s securities, neither the Fund, the Trust nor the Advisor or any of its respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to PayPal Holdings, Inc. Neither the Fund, the Trust nor the Advisor or any of its respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding PayPal Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PYPL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning PayPal Holdings, Inc. could affect the value of the Fund’s investments with respect to PYPL and therefore the value of the Fund.

Neither the Trust, the Fund nor any of its respective affiliates makes any representation to you as to the performance of PYPL.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

●

Swap Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in OTC markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swaps, if PYPL has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if PYPL reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

Leverage Risk. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and PYPL. Because the Fund includes a multiplier of one and a half times (150%) PYPL, a single day movement in PYPL approaching 67% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if PYPL subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in PYPL, even if PYPL maintains a level greater than zero at all times.

Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 150% of the daily return PYPL for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as PYPL volatility and holding periods increase. Fund performance for a period longer than a single day can be estimated given any set of assumptions for the following factors: (a) PYPL volatility; (b) PYPL performance; (c) period of time; (d) financing rates associated with leveraged exposure; and (e) other Fund expenses. The chart below illustrates the impact of two principal factors — PYPL volatility and PYPL performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of PYPL volatility and PYPL performance over a one-year period. Actual volatility, PYPL and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/ lending rates were reflected, the Fund’s performance would be lower than shown.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 150% of the performance of PYPL and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 150% of the performance of PYPL. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Correlation Risk” below.

Estimated Fund Returns

One Year PYPL	150% One Year PYPL	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-90%	-74.8%	-75.3%	-77.0%	-79.5%	-82.6%
-50%	-75%	-64.8%	-65.5%	-67.8%	-71.4%	-75.7%
-40%	-60%	-53.7%	-54.6%	57.7%	-62.4%	-68.1%
-30%	-45%	-41.7%	-42.8%	-46.7%	-52.6%	-59.7%
-20%	-30%	-28.7%	-30.1%	-34.8%	-42.1%	-50.8%
-10%	-15%	-14.9%	-16.6%	-22.3%	-30.9%	-41.3%
0%	0%	-0.4%	-2.3%	-8.9%	-19.0%	-31.3%
10%	15%	14.9%	12.7%	5.0%	-6.6%	-20.7%
20%	30%	31.0%	28.4%	19.7%	6.5%	-9.7%
30%	45%	47.7%	44.8%	35.0%	20.0%	1.9%
40%	60%	65.0%	61.8%	50.8%	34.1%	13.8%
50%	75%	83.0%	79.5%	67.3%	48.8%	26.3%
60%	90%	101.6%	97.9%	84.3%	63.9%	39.1%

The foregoing table is intended to isolate the effect of PYPL volatility and PYPL performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a 30% return on a yearly basis if PYPL return were 20%, absent the effects of compounding. As the table shows, with PYPL volatility of 50%, the Fund could be expected to return 19.7% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.

PYPL’s annualized historical volatility rate for the five- year period ended December 31, 2022 was 38.79%. PYPL’s highest volatility rate for any one calendar year during the five-year period was 52.37%. PYPL’s annualized total return performance for the five-year period ended December 31, 2022 was -0.66%. Historical PYPL volatility and performance are not indications of what PYPL volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of PYPL may differ from the volatility of PYPL.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with PYPL, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 150% of the percentage change of PYPL on such day.

In order to achieve a high degree of correlation with PYPL, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to PYPL may prevent the Fund from achieving a high degree of correlation with PYPL and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by PYPL’s movements, including intraday movements.

Because of this, it is unlikely that the Fund will have perfect 150% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when PYPL is volatile, particularly when PYPL is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with PYPL, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with PYPL. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to PYPL. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of PYPL. Any of these factors could decrease correlation between the performance of the Fund and PYPL and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to PYPL that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Trading Halt Risk. Shares of PayPal Holdings, Inc. and the Fund are listed on Nasdaq. Securities exchanges may apply different rules with respect to trading halts. In addition, exchanges may treat stocks differently than shares of ETFs with respect to trading halts. Although PayPal Holdings, Inc.’s and the Fund’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. In the event of a trading halt for an extended period of time in PayPal Holdings, Inc.’s and/or the Fund’s shares, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy. Trading halts of PayPal Holdings, Inc.’s and/or the Fund’s shares can occur for “regulatory” or “non-regulatory” reasons. A regulatory halt may occur when a company has pending news that may affect the security’s price, when there is uncertainty over whether the security continues to meet an exchange’s listing standards, or when a regulator specifically suspends trading in a security. When a regulatory halt is imposed by a security’s primary exchange, the other U.S. exchanges that also trade the security will usually honor this halt. A non-regulatory halt generally occurs when there is a significant imbalance in the pending buy and sell orders in a security or because of extraordinary market volatility pursuant to exchange “circuit breaker” rules. A non-regulatory trading halt or delay on one exchange does not necessarily mean that other exchanges will halt a security from trading. Regulatory trading halts of PayPal Holdings, Inc.’s shares are expected to result in a halt in the trading in the Fund’s shares. However, not all non-regulatory trading halts affecting PayPal Holdings, Inc.’s shares will result in a trading halt of the Fund’s shares. To the extent trading in PayPal Holdings, Inc.’s shares is halted while the Fund’s shares continue to trade, the Fund may not perform as intended.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Indirect Investment Risk. PayPal Holdings, Inc. is not affiliated with the Trust, the Advisor, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of Shares. The Advisor has not made any due diligence inquiry with respect to the publicly available information of PayPal Holdings, Inc. in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the common shares of PayPal Holdings, Inc.

Intraday Price Performance Risk. The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s Shares relative to PYPL until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of PYPL.

Payments Industry Risk. Companies in the payments industry are subject to major changes in technology, security considerations, taxes, government regulation, general economic conditions, competition and potential political influences. Competition is a threat to payments companies, much of which is derived from related technology risks. Competitors in this industry include financial institutions and well-established payment processing companies, but the industry is also facing new competitive pressure from non-traditional participants in the payments industry. Keeping up with technology changes requires a significant amount of research, software and product development, which may be costly. This investment in technology is not guaranteed to earn a positive return, depending on the success of the technology developed. While digital payments are expected to continue to grow as an overall portion of transactions as a whole, the payments industry is cyclical and a material and/or sustained downturn in the economy may materially impact the business models of such companies.

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Costs of Buying or Selling Shares: Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of Net Asset Value Risk: As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Fund’s NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Fund’s NAV.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only Authorized Participants may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

Trading Issues Risk: Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Valuation Risk. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Concentration Risk. The Fund will be concentrated in the industry assigned to PayPal Holdings, Inc. (i.e., hold more than 25% of its total assets in investments that provide leveraged exposure to the industry assigned to PayPal Holdings, Inc.). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries.

Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper.

Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Call Risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations over time. Rapid and dramatic price swings will result in high volatility. The Fund’s returns are expected to be volatile; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions and investors may suffer a significant and possibly a complete loss on their investment in the Fund.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

Limited Operating History. The Fund is recently organized and has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.

Tax Risk. In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers. The Fund seeks to achieve daily results that correspond to a multiple of the daily performance of a single issuer by entering into one or more swaps. In seeking this objective, the Fund may invest a relatively high percentage of its assets in swaps with a single counterparty or a few counterparties. As a result, the Fund may experience increased volatility and be more susceptible to a single economic or regulatory occurrence affecting the issuer or one or more of the counterparties.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
AXS 1.5X PYPL Bull Daily ETF | AXS 1.5X PYPL Bull Daily ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PYPT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	11.89%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	12.84%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(11.69%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[7],[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,621
AXS Short Innovation Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The AXS Short Innovation Daily ETF (the “Fund”) seeks to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 5, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. As a result of the Reorganization, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange traded fund that attempts to achieve the inverse (-1x) of the return of the ARK Innovation ETF for a single day (and not for any other period) by entering into a swap on the ARK Innovation ETF. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ARK Innovation ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the ARK Innovation ETF. The ARK Innovation ETF is an actively managed exchange traded fund that seeks long-term growth of capital by investing under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation. It is typically comprised of 35-55 companies.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the ARK Innovation ETF over the same period. The Fund will lose money if the ARK Innovation ETF’s performance is flat over time, and as a result of daily rebalancing, the ARK Innovation ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the ARK Innovation ETF’s performance decreases over a period longer than a single day.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. The Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Effects of Compounding and Market Volatility Risk. The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from -100% of the ARK Innovation ETF’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily. For an inverse Fund, if adverse daily performance of the ARK Innovation ETF reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the ARK Innovation ETF increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the ARK Innovation ETF’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the ARK Innovation ETF during shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the ARK Innovation ETF’s volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) ARK Innovation ETF’s volatility; b) ARK Innovation ETF’s performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the ARK Innovation ETF. The chart below illustrates the impact of two principal factors – ARK Innovation ETF’s volatility and ARK Innovation ETF’s performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of ARK Innovation ETF’s volatility and ARK Innovation ETF’s performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the ARK Innovation ETF; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher ARK Innovation ETF volatility, compounding will cause results for periods longer than a trading day to vary from -100% of the performance of the ARK Innovation ETF.

As shown in the chart below, the Fund would be expected to lose 6.04% if the ARK Innovation ETF provided no return over a one year period during which the ARK Innovation ETF experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the ARK Innovation ETF’s return is flat. For instance, if the ARK Innovation ETF’s annualized volatility is 100%, the Fund would be expected to lose 63.23% of its value, even if the cumulative ARK Innovation ETF’s return for the year was 0%. Areas shaded red represent those scenarios where the Fund can be expected to return less than -100% of the performance of the ARK Innovation ETF and those shaded gray represent those scenarios where the Fund can be expected to return more than -100% of the performance of the ARK Innovation ETF. The Fund’s actual returns may be significantly better or worse than the returns shown below.

One Year ARK Innovation ETF	-100% One Year ARK Innovation ETF	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	60%	148.55%	134.42%	95.28%	43.98%	-5.83%
-50%	50%	99.13%	87.77%	56.26%	15.23%	-24.77%
-40%	40%	66.08%	56.57%	30.21%	-4.08%	-37.57%
-30%	30%	42.43%	34.25%	11.56%	-17.98%	-46.76%
-20%	20%	24.67%	17.47%	-2.47%	-28.38%	-53.72%
-10%	10%	10.83%	4.44%	-13.28%	-36.52%	-58.79%
0%	0%	-0.25%	-6.04%	-22.08%	-42.90%	-63.23%
10%	-10%	-9.32%	-14.64%	-29.23%	-48.27%	-66.67%
20%	-20%	-16.89%	-21.75%	-35.24%	-52.72%	-69.67%
30%	-30%	-23.29%	-27.84%	-40.25%	-56.41%	-71.94%
40%	-40%	-28.78%	-33.01%	-44.63%	-59.81%	-74.32%
50%	-50%	-33.55%	-37.52%	-48.57%	-62.60%	-76.19%
60%	-60%	-37.72%	-41.51%	-51.96%	-65.19%	-78.12%

The ARK Innovation ETF’s annualized historical volatility rate for the five-year period ended December 31, 2022, was 39.13%. The ARK Innovation ETF’s highest volatility rate for any one calendar year during the five-year period was 42.57% and volatility for a shorter period of time may have been substantially higher. The ARK Innovation ETF’s annualized performance for the five-year period ended December 31, 2022, was -2.20%. Historical ARK Innovation

ETF volatility and performance are not indications of what the ARK Innovation ETF’s volatility and performance will be in the future. The volatility of the securities that reflect the value of the ARK Innovation ETF, such as swaps, may differ from the volatility of the ARK Innovation ETF.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Correlation Risk. A number of factors may impact the Fund’s ability to achieve a high degree of inverse correlation with the ARK Innovation ETF. There is no guarantee that the Fund will achieve a high degree of inverse correlation with the ARK Innovation ETF.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If the counterparty becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. In addition, the Fund may enter into transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

●	Swap Risk. The Fund expects to use swaps as a means to achieve its investment objective. Swaps are generally traded in over-the-counter (“OTC”) markets and have only recently become subject to regulation by the CFTC. CFTC rules, however, do not cover all types of swaps. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swaps. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swaps is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses.

ETF Structure Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Cash Transaction Risk. To the extent the Fund sells portfolio securities to meet some or all of a redemption request with cash, the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of Net Asset Value Risk. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market prices of shares will approximate the Fund’s NAV, there may be times when the market prices of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Fund shares may decrease considerably and cause the market price of Fund shares to deviate significantly from the Fund’s NAV.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund shares are trading on the Exchange, which could result in a decrease in value of the Fund shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Fund shares.

Shares are Not Individually Redeemable. Shares are only redeemable by the Fund at NAV if they are tendered in Creation Units. Only Authorized Participants may engage in such creation and redemption transactions directly with the Fund. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV.

Trading Issues Risk. Although the Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Inverse Risk. Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices. The Fund will lose value if and when the Index’s price rises – a result that is the opposite from traditional mutual funds and ETFs. Like leveraged investments, inverse positions may be considered aggressive and may result in significant losses. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index. The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Leverage Risk. Certain Fund transactions, such as entering into futures contracts, options and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Active Management Risk. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Micro-Capitalization Company Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund adopted the performance of the Predecessor Fund following the reorganization of the Predecessor Fund which occurred on August 5, 2022. The Predecessor Fund had substantially similar investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the reorganization. The Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to August 5, 2022 reflect the performance of the Predecessor Fund prior to commencement of the Fund’s operations.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the ARK Innovation ETF Index. The bar chart shows the performance of the Fund’s shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-303-623-2577.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the ARK Innovation ETF Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-303-623-2577
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.axsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date total return for the Fund as of June 30, 2023, was (33.69)%.

Highest Calendar Quarter Return at NAV	39.35%	Quarter ended 06/30/2022
Lowest Calendar Quarter Return at NAV	(4.11)%	Quarter ended 09/30/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for Period Ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
AXS Short Innovation Daily ETF | ARK Innovation ETF Index (reflects no deduction for fees, expenses or taxes), AXS Short Innovation Daily ETF
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(66.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	(69.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2021
AXS Short Innovation Daily ETF | AXS Short Innovation Daily ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SARK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	101.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[9],[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Annual Return 2022	rr_AnnualReturn2022	82.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(33.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
1 Year	rr_AverageAnnualReturnYear01	82.21%
Since Inception	rr_AverageAnnualReturnSinceInception	102.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2021
AXS Short Innovation Daily ETF | AXS Short Innovation Daily ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	67.83%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	88.44%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2021	[11]
AXS Short Innovation Daily ETF | AXS Short Innovation Daily ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	49.10%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	73.26%	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 05, 2021	[11]

[1]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.196% for the fiscal year ending March 31, 2024.
[2]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or (viii) extraordinary expenses such as litigation (which may include indemnification of Fund officers and trustees or contractual indemnification of Fund service providers (other than the Fund’s advisor)) will not exceed 1.15%. This agreement is effective until July 31, 2024 and it may be terminated before that date only by IMST II’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.20% for the fiscal year ending March 31, 2024.
[4]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), (viii) expenses incurred in connection with any merger or reorganization or (ix) extraordinary expenses such as litigation) will not exceed 1.15%. This agreement is effective until July 31, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[5]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.20% for the fiscal year ending March 31, 2024.
[6]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), (viii) expenses incurred in connection with any merger or reorganization or (ix) extraordinary expenses such as litigation) will not exceed 1.15%. This agreement is effective until July 31, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[7]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is estimated to be 0.20% for the fiscal year ending March 31, 2024.
[8]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), (viii) expenses incurred in connection with any merger or reorganization or (ix) extraordinary expenses such as litigation) will not exceed 1.15%. This agreement is effective until July 31, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[9]	The Fund’s advisor, has agreed to cap the management fees for the Fund to 0.65% for a period of two years from the date of the reorganization (the “Reorganization”) of the Tuttle Capital Short Innovation ETF, a series of Collaborative Investment Series Trust (the “Predecessor Fund”), which occurred on August 5, 2022. After the two-year period from the date of the Reorganization, the Fund’s management fee will be 0.75%.
[10]	The Fund’s investment advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) brokerage fees and commission, (ii) acquired fund fees and expenses, (iii) fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), (iv) leverage interest,(v) interest and dividend expense on securities sold short, (vi) taxes, (vii) other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), (viii) expenses incurred in connection with any merger or reorganization, or (ix) extraordinary expenses such as litigation expenses) will not exceed 0.75%. This agreement is effective until August 5, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. The advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[11]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.